Short-Term Debt	12 Months Ended
Dec. 31, 2016
Short-term Debt [Abstract]
Short-Term Debt
Short-term debt

Short-term debt consists of the following at year-end:

	2016	2015
Revolving Credit Facilities	$—	$2,500
	$—	$2,500

The Company entered into revolving credit facilities in order to borrow money from time to time to cover its working capital needs and for other general corporate purposes.

On August 1, 2016, ADBV renewed its committed revolving credit facility with Bank of America, N.A. (BOFA), as lender, for up to $25 million maturing on August 3, 2017. In addition, on November 10, 2016, ADBV entered into a revolving credit facility with JPMorgan Chase Bank, N.A, for up to $25 million maturing on November 10, 2017. Each loan made to ADBV under these agreements will bear interest at an annual rate equal to LIBOR plus 2.50%. Interest on each loan will be payable at maturity and on a quarterly basis, beginning with the date that is three calendar months following the date the loan is made.

The obligations of ADBV under the revolving credit facilities are jointly and severally guaranteed by certain of the Company’s subsidiaries on an unconditional basis. Furthermore, the agreements include customary covenants including, among others, restrictions on the ability of ADBV, the guarantors and certain material subsidiaries to: (i) incur liens (except for the event of default that may occur derives from the credit and debit card receivables that secured the Secured Loan Agreement mentioned in Note 12), (ii) enter into any merger, consolidation or amalgamation; (iii) sell, assign, lease or transfer all or substantially all of the borrower’s or guarantor’s business or property; (iv) enter into transactions with affiliates; (v) engage in substantially different lines of business; (vi) engage in transactions that violate certain anti-terrorism laws; and (vii) is required to comply with a consolidated net indebtedness to EBITDA ratio lower than 3.0 to 1 as of the last day of the fiscal quarter ended December 31, 2016 and thereafter. The revolving credit facilities provide for customary events of default, which, if any of them occurs, would permit or require the lender to terminate its obligation to provide loans under the revolving credit facilities and/or to declare all sums outstanding under the loan documents immediately due and payable.

As of December 31, 2016, the mentioned ratio was 1.64 and thus the Company is currently in compliance with the ratio requirement under both revolving credit facilities.